Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Income from continuing operations before income taxes	$ 2,354	$ 2,174
Canadian federal statutory tax rate	353	326
Provincial income tax effect	50	24
Other adjustments	(9)	(6)
Income tax expense and effective tax rate	$ 393	$ 346
Percent
Canadian federal statutory tax rate	15.00%	15.00%
Provincial income tax effect	2.10%	1.10%
Other adjustments	(0.40%)	(0.30%)
Income tax expense and effective tax rate	16.70%	15.90%
Canada
Amount
Effects of rate-regulated accounting	$ (47)	$ (29)
Percent
Effects of rate-regulated accounting	(2.00%)	(1.30%)
United States
Amount
Effects of rate-regulated accounting	$ (61)	$ (50)
Statutory tax rate difference between United States and Canada	150	132
Tax credits	$ (28)	$ (34)
Percent
Effects of rate-regulated accounting	(2.60%)	(2.30%)
Statutory tax rate difference between United States and Canada	6.40%	6.10%
Tax credits	(1.20%)	(1.60%)
Other foreign jurisdictions
Amount
Statutory tax rate difference between United States and Canada	$ (15)	$ (17)
Percent
Statutory tax rate difference between United States and Canada	(0.60%)	(0.80%)